Right-of-Use Assets (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets, description	the Company entered into a 99 year lease for the 1001 East Delavan facility in exchange for a one time prepayment of $2.3 million
Right of use Asset	40 years